GOODWILL	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

Note 11 – Goodwill

The Company recorded goodwill in the amount of $25,742,899 in connection with the acquisition of Alternative Solutions on June 27, 2018.

Goodwill Impairment Test

The Company assessed its intangible assets as of May 31, 2020 for purposes of determining if an impairment existed as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company recorded an impairment of goodwill in the amount of $25,185,003 based upon the difference between the carrying value of $25,742,899 and the fair value of $557,896. Fair value was based upon the price of the Company’s common stock at May 31, 2020 of $0.06 per share. At May 31, 2020, the net amount of goodwill on the Company’s balance sheet was $557,896.

The Company also assessed its intangible assets as of May 31, 2021 for purposes of determining if an impairment existed as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company determined that the fair value of its intangible assets exceeded the carrying value of goodwill for the year ended May 31, 2021. As a result, no impairment was recorded during the year ended May 31, 2021. At February 28, 2022, the net amount of goodwill on the Company’s balance sheet was $557,896.

NOTE 12 – GOODWILL

The Company recorded goodwill in the amount of $25,742,899 in connection with the acquisition of Alternative Solutions on June 27, 2018 (see note 4).

Goodwill Impairment Test

The Company assessed its intangible assets as of May 31, 2020 for purposes of determining if an impairment existed as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company recorded an impairment of goodwill in the amount of $25,185,003 based upon the difference between the carrying value of $25,742,899 and the fair value of $557,896. Fair value was based upon the price of the Company’s common stock at May 31, 2020 of $0.06 per share. . At May 31, 2020, the net amount of goodwill on the Company’s balance sheet was $557,896.

The Company assessed its intangible assets as of May 31, 2021 for purposes of determining if an impairment existed as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company determined that the fair value of its intangible assets exceeded the carrying value of goodwill for the year ended May 31, 2021. As a result, no impairment was recorded during the year ended May 31, 2021. At May 31, 2021, the net amount of goodwill on the Company’s balance sheet was $557,896.